Share-Based Payments - Composition of Share Based Payments Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in current year	$ 444,480	$ 402,966	$ 31,943	$ 2,620,399
Share rights granted in prior year			368,039
Performance rights granted in current year	2,274,551	2,407,539	989,336	10,810,456
Performance rights granted in prior years	2,582,698	3,225,525	4,104,908	192,285
Options granted in prior years	52,700	(512,470)	127,734	907,609
Total expense from share-based payment transactions	5,354,429	5,523,560	5,621,960	14,530,749
Payments of withholding tax - Performance rights	(133,878)	(603,932)	(296,432)	(2,501,992)
Cashless exercise of options		(1,605,677)
Exchange differences	(84,564)	(134,282)	(24,373)
Movement in share-based payments reserve	$ 5,135,987	$ 3,179,669	$ 5,301,155	$ 12,028,757